AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Long-Term Investments — 98.7%
Common Stocks
Aerospace & Defense — 4.6%
Northrop Grumman Corp.	38,373	$13,820,036
Raytheon Technologies Corp.	378,357	32,523,568
		46,343,604
Air Freight & Logistics — 2.1%
United Parcel Service, Inc. (Class B Stock)	113,491	20,666,711
Banks — 7.3%
Bank of America Corp.	547,190	23,228,216
JPMorgan Chase & Co.	119,245	19,519,214
PNC Financial Services Group, Inc. (The)	84,199	16,472,692
U.S. Bancorp	227,376	13,515,229
		72,735,351
Beverages — 1.9%
Coca-Cola Co. (The)	365,636	19,184,921
Capital Markets — 4.6%
Apollo Global Management, Inc.	368,041	22,667,645
Blackstone, Inc.	202,488	23,557,454
		46,225,099
Chemicals — 6.6%
Ecolab, Inc.	85,126	17,758,986
Linde PLC (United Kingdom)	80,141	23,511,767
PPG Industries, Inc.	176,600	25,255,566
		66,526,319
Commercial Services & Supplies — 2.3%
Waste Management, Inc.	156,205	23,330,779
Communications Equipment — 1.5%
Cisco Systems, Inc.	270,933	14,746,883
Construction Materials — 1.8%
Vulcan Materials Co.	105,172	17,790,895
Diversified Telecommunication Services — 1.6%
Verizon Communications, Inc.	290,261	15,676,997
Electric Utilities — 2.9%
Edison International	237,119	13,152,991
NextEra Energy, Inc.	203,494	15,978,349
		29,131,340
Entertainment — 1.8%
Walt Disney Co. (The)*	105,957	17,924,746
Equity Real Estate Investment Trusts (REITs) — 2.6%
American Tower Corp.	67,991	18,045,491
Boston Properties, Inc.	73,740	7,989,729
		26,035,220
Food Products — 3.8%
Mondelez International, Inc. (Class A Stock)	330,476	19,227,093
Nestle SA (Switzerland), ADR	156,285	18,787,020
		38,014,113
	Shares	Value
Common Stocks (continued)
Health Care Equipment & Supplies — 1.3%
Becton, Dickinson & Co.	53,595	$13,174,723
Health Care Providers & Services — 2.0%
UnitedHealth Group, Inc.	52,253	20,417,337
Household Products — 2.1%
Procter & Gamble Co. (The)	146,645	20,500,971
Insurance — 5.4%
American International Group, Inc.	354,123	19,437,811
MetLife, Inc.	273,734	16,897,600
Travelers Cos., Inc. (The)	119,877	18,222,503
		54,557,914
IT Services — 3.9%
Mastercard, Inc. (Class A Stock)	52,088	18,109,956
Visa, Inc. (Class A Stock)(a)	94,152	20,972,358
		39,082,314
Machinery — 0.6%
Otis Worldwide Corp.	77,155	6,348,313
Media — 2.6%
Comcast Corp. (Class A Stock)	471,090	26,348,064
Multi-Utilities — 2.8%
Public Service Enterprise Group, Inc.	195,032	11,877,449
Sempra Energy	130,846	16,552,019
		28,429,468
Oil, Gas & Consumable Fuels — 5.9%
Enbridge, Inc. (Canada)	497,915	19,817,017
Pioneer Natural Resources Co.	91,772	15,280,956
Williams Cos., Inc. (The)	922,684	23,934,423
		59,032,396
Pharmaceuticals — 7.3%
Johnson & Johnson	132,842	21,453,983
Merck & Co., Inc.	271,864	20,419,705
Pfizer, Inc.	366,633	15,768,886
Zoetis, Inc.	77,245	14,996,344
		72,638,918
Road & Rail — 1.8%
Union Pacific Corp.	90,026	17,645,996
Semiconductors & Semiconductor Equipment — 3.4%
Broadcom, Inc.	18,566	9,003,210
NXP Semiconductors NV (China)	21,624	4,235,493
Texas Instruments, Inc.	107,850	20,729,849
		33,968,552
Software — 7.1%
Microsoft Corp.	194,653	54,876,574
Oracle Corp.	192,238	16,749,697
		71,626,271
Specialty Retail — 2.4%
Home Depot, Inc. (The)	74,078	24,316,844
A1

AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Technology Hardware, Storage & Peripherals — 4.7%
Apple, Inc.	335,842	$47,521,643

Total Long-Term Investments (cost $725,578,876)		989,942,702
Short-Term Investments — 3.0%
Affiliated Mutual Fund — 1.8%
PGIM Institutional Money Market Fund (cost $18,056,796; includes $18,055,867 of cash collateral for securities on loan)(b)(we)	18,067,637	18,056,796
Unaffiliated Fund — 1.2%
Fidelity Government Portfolio, (Institutional Shares)	12,331,727	12,331,727
(cost $12,331,727)

Total Short-Term Investments (cost $30,388,523)		30,388,523

TOTAL INVESTMENTS—101.7% (cost $755,967,399)		1,020,331,225

Liabilities in excess of other assets — (1.7)%		(17,537,132)

Net Assets — 100.0%		$1,002,794,093

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
ADR	American Depositary Receipt
REITs	Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $17,385,638; cash collateral of $18,055,867 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(we)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Institutional Money Market Fund.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A2